UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-06727

Dominion Funds

(Exact name of registrant as specified in charter)

1613 Duke St., Alexandria, VA

             22314

(Address of principal executive offices)

(Zip code)

Emilie Molineaux

            Gemini Fund Services, LLC, 450 Wireless Blvd. Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

6/30

Date of reporting period: 9/30

Item 1.  Schedule of Investments.

	Shepherd Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
	September 30, 2009
Shares		Value

	COMMON STOCK - 84.93%
	AIRLINES - 3.00%
23,855	Gol Linhas Aereas Inteligentes SA	$ 244,991

	AUTO MANUFACTURERS - 2.51%
6,625	Oshkosh Corp.	204,911

	BANKS - 11.30%
12,510	Banco Bilbao Vizcaya Argentaria SA - ADR	223,178
14,425	Banco Santander SA	232,964
4,615	Bank of Montreal	233,704
4,325	Royal Bank of Canada	231,690
		921,536
	CHEMICALS - 3.06%
3,495	Lubrizol Corp.	249,753

	COMMERCIAL SERVICES - 2.98%
22,435	Hertz Global Holdings, Inc. *	242,971

	COMPUTERS - 1.98%
5,490	STEC Inc. *	161,351

	DIVERSIFIED FINANCIAL SERVICES - 2.50%
12,895	AmeriCredit Corp. *	203,612

	ELECTRIC - 2.96%
16,280	AES Corp. *	241,270

	ELECTRONICS - 2.70%
15,370	LG Display Co. Ltd. - ADR	220,252

	FOOD - 3.15%
4,565	Cia Brasileira de Distribuicao Grupo Pao de Acucar	257,009

	HOME BUILDERS - 5.48%
6,260	Desarrolladora Homex SAB de CV - ADR *	236,503
330	NVR, Inc. *	210,332
		446,835
	HOUSEHOLD PRODUCTS/WARES - 3.14%
9,140	Jarden Corp.	256,560

	Shepherd Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2009
Shares		Value
	INSURANCE - 5.41%
11,185	Assured Guaranty Ltd.	$ 217,213
12,830	XL Capital Ltd.	224,012
		441,225
	INTERNET - 6.17%
675	Baidu Inc. - ADR *	263,959
1,445	Priceline.com, Inc. *	239,610
		503,569
	MINING - 6.29%
20,171	Ivanhoe Mines Ltd. *	257,987
9,250	Teck Resources Ltd. *	255,022
		513,009
	PACKAGING & CONTAINERS - 2.65%
13,160	Temple-Inland, Inc.	216,087

	PHARMACEUTICALS - 2.91%
6,005	NBTY, Inc. *	237,678

	RETAIL - 11.20%
11,725	AutoNation, Inc. *	211,988
17,485	Chico's FAS, Inc. *	227,305
6,530	J Crew Group, Inc. *	233,905
12,530	Penske Auto Group, Inc.	240,325
		913,523
	SEMICONDUCTORS - 3.04%
30,200	Micron Technology, Inc. *	247,640

	TRANSPORTATION - 2.50%
5,330	Con-way, Inc.	204,246

	TOTAL COMMON STOCK ( Cost - $6,503,390)	6,928,028

	EXCHANGE TRADED FUNDS - 12.97%
	DEBT FUND - 12.97%
5,080	iShares Barclays 1-3 Year Treasury Bond Fund	426,771
2,865	iShares Barclays Short Treasury Bond Fund	315,694
6,880	SPDR Barclays Capital 1-3 Month T-Bill ETF	315,654
		1,058,119

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $1,055,233)	1,058,119

	Shepherd Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2009
Shares		Value
	SHORT-TERM INVESTMENTS - 2.26%
	MONEY MARKET FUND - 2.26%
184,383	Goldman Sachs Financial Square Funds - Government Fund, 0.01%+	$ 184,383

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $184,383)	184,383

	TOTAL INVESTMENTS - 100.16% ( Cost - $7,743,006)	8,170,530
	OTHER LIABILITIES LESS ASSETS - (0.16) %	(13,301)
	NET ASSETS - 100.0%	$ 8,157,229

+ Rate Shown as of September 30, 2009.
* Non-Income producing security.
ADR - American Depositary Receipts

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
Unrealized appreciation		$ 521,278
Unrealized depreciation		(93,754)
Net unrealized appreciation		$ 427,524

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Portfolio's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

	Shepherd Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2009

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,928,028	-	-	$ 6,928,028
Exchange-Traded Fund	$1,058,119	-	-	$ 1,058,119
Short-Term Investments	$ 184,383	$ -	-	$ 184,383
Total	$8,170,530	$ -	-	$ 8,170,530

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dominion Funds

By (Signature and Title)

/s/Paul Dietrich

       Paul Dietrich, President

Date

11/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Paul Dietrich

        Paul Dietrich, President

Date

11/25/09